Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Mar. 14, 2023 CNY (¥)	Mar. 14, 2023 USD ($) $ / shares	Mar. 15, 2022 CNY (¥)	Mar. 15, 2022 USD ($) $ / shares	Mar. 16, 2021 CNY (¥)	Mar. 16, 2021 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Dividends.
Special dividend		$ 0.37		$ 0.25		$ 0.25
Common stock dividend	¥ 2,055,723	$ 299,319	¥ 1,289,418	$ 202,433	¥ 1,345,157	$ 206,782
Payment of dividends							¥ 2,072,509	$ 291,907	¥ 1,323,205	$ 191,847	¥ 1,353,969	$ 212,467